Supplemental Disclosures - Comprehensive Income Statement Presentation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of other comprehensive income by item [line items]
Total compensation expense	$ 178.6	$ 134.7
Operating
Disclosure of analysis of other comprehensive income by item [line items]
Total compensation expense	59.7	58.4
General and administrative
Disclosure of analysis of other comprehensive income by item [line items]
Total compensation expense	65.2	64.0
Share-based compensation
Disclosure of analysis of other comprehensive income by item [line items]
Total compensation expense	$ 53.7	$ 12.3